UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             WESTCHESTER CAPITAL MANAGEMENT, INC.
Address:          100 SUMMIT LAKE DRIVE
                  VALHALLA, NY 10595

Form 13F File Number:      28-04764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             FREDERICK W. GREEN
Title:            PRESIDENT
Phone:            914-741-5600

Signature, Place, and Date of Signing:

   /S/ FREDERICK W. GREEN            VALHALLA, NEW YORK               10/17/06
   ----------------------            ------------------               --------
        [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     138

Form 13F Information Table Value Total:     $1,616,901,452 (actual)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.      FORM 13F FILE NUMBER        NAME
---      --------------------        ----
1        28-11493                    Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
September 30, 2006

Item 1                             Item 2       Item 3     Item 4           Item 5           Item 6    Item 7           Item 8
------------------------------  ------------  ---------  ----------  --------------------  ----------  -----  ----------------------
                                                           Fair                                        Other      Voting Authority
                                    Title                  Market     SHRS or   SH/  Put/  Investment  Mana-  ----------------------
Name of Issuer                    of Class      CUSIP      Value      PRN AMT   PRN  Call  Discretion  gers     Sole    Shared  None
------------------------------  ------------  ---------  ----------  ---------  ---  ----  ----------  -----  --------  ------  ----
Equities
COMMON STOCK
ATI Technologies Inc.           COMMON STOCK  001941103  37,674,780  1,756,400  SH         (a) Sole           (a) Sole
ATI Technologies Inc.           COMMON STOCK  001941103   3,524,235    164,300  SH         (b) Shared    1    (a) Sole
AmerUs Group Co.                COMMON STOCK  03072M108  35,506,321    522,075  SH         (a) Sole           (a) Sole
AmerUs Group Co.                COMMON STOCK  03072M108   2,259,632     33,225  SH         (b) Shared    1    (a) Sole
ARAMARK Corporation             COMMON STOCK  038521100  29,105,745    885,750  SH         (a) Sole           (a) Sole
ARAMARK Corporation             COMMON STOCK  038521100   2,541,721     77,350  SH         (b) Shared    1    (a) Sole
BellSouth Corporation           COMMON STOCK  079860102  56,306,025  1,317,100  SH         (a) Sole           (a) Sole
BellSouth Corporation           COMMON STOCK  079860102   3,796,200     88,800  SH         (b) Shared    1    (a) Sole
Commercial Capital
 Bancorp, Inc.                  COMMON STOCK  20162L105   5,202,816    326,400  SH         (a) Sole           (a) Sole
Commercial Capital
 Bancorp, Inc.                  COMMON STOCK  20162L105   1,010,389     63,387  SH         (b) Shared    1    (a) Sole
Constellation Energy Group      COMMON STOCK  210371100  40,880,560    690,550  SH         (a) Sole           (a) Sole
Constellation Energy Group      COMMON STOCK  210371100   4,195,800     70,875  SH         (b) Shared    1    (a) Sole
Delta and Pine Land Company     COMMON STOCK  247357106  35,204,625    869,250  SH         (a) Sole           (a) Sole
Delta and Pine Land Company     COMMON STOCK  247357106   2,035,125     50,250  SH         (b) Shared    1    (a) Sole
Duquesne Light Holdings Inc.    COMMON STOCK  266233105   5,799,700    295,000  SH         (a) Sole           (a) Sole
Emdeon Corporation              COMMON STOCK  290849108   7,616,161    650,398  SH         (a) Sole           (a) Sole
Emdeon Corporation              COMMON STOCK  290849108   1,159,103     98,984  SH         (b) Shared    1    (a) Sole
Encore Medical Corporation      COMMON STOCK  29256E109   7,367,018  1,169,368  SH         (a) Sole           (a) Sole
Encore Medical Corporation      COMMON STOCK  29256E109   2,014,740    319,800  SH         (b) Shared    1    (a) Sole
Energy Partners, Ltd.           COMMON STOCK  29270U105  35,809,055  1,452,700  SH         (a) Sole           (a) Sole
Energy Partners, Ltd.           COMMON STOCK  29270U105   4,259,520    172,800  SH         (b) Shared    1    (a) Sole
Fidelity National
 Financial, Inc.                COMMON STOCK  316326107  37,572,465    902,100  SH         (a) Sole           (a) Sole
Fidelity National
 Financial, Inc.                COMMON STOCK  316326107   2,519,825     60,500  SH         (b) Shared    1    (a) Sole
FileNET Corporation             COMMON STOCK  316869106   3,887,028    111,600  SH         (a) Sole           (a) Sole
FileNET Corporation             COMMON STOCK  316869106   3,476,034     99,800  SH         (b) Shared    1    (a) Sole
Freescale Semiconductor Inc.    COMMON STOCK  35687M107  63,467,400  1,668,000  SH         (a) Sole           (a) Sole
Freescale Semiconductor Inc.    COMMON STOCK  35687M107   5,144,360    135,200  SH         (b) Shared    1    (a) Sole
Giant Industries, Inc.          COMMON STOCK  374508109  18,131,960    223,300  SH         (a) Sole           (a) Sole
Giant Industries, Inc.          COMMON STOCK  374508109   2,062,480     25,400  SH         (b) Shared    1    (a) Sole
Gold Kist Inc.                  COMMON STOCK  380614107  20,746,595    995,518  SH         (a) Sole           (a) Sole
Gold Kist Inc.                  COMMON STOCK  380614107   2,583,118    123,950  SH         (b) Shared    1    (a) Sole
Golden West
 Financial Corporation          COMMON STOCK  381317106  47,483,412    614,672  SH         (a) Sole           (a) Sole
Golden West
 Financial Corporation          COMMON STOCK  381317106   4,171,500     54,000  SH         (b) Shared    1    (a) Sole
HCA, Inc.                       COMMON STOCK  404119109  44,713,912    896,250  SH         (a) Sole           (a) Sole
HCA, Inc.                       COMMON STOCK  404119109   3,614,530     72,450  SH         (b) Shared    1    (a) Sole
Heritage Property
 Investment Trust               COMMON STOCK  42725M107   3,529,328     96,800  SH         (a) Sole           (a) Sole
Heritage Property
 Investment Trust               COMMON STOCK  42725M107   1,028,172     28,200  SH         (b) Shared    1    (a) Sole
IMAX Corporation                COMMON STOCK  45245E109   1,231,581    251,857  SH         (a) Sole           (a) Sole
IMAX Corporation                COMMON STOCK  45245E109     130,563     26,700  SH         (b) Shared    1    (a) Sole
Inco Limited                    COMMON STOCK  453258402  31,762,641    416,450  SH         (a) Sole           (a) Sole
Inco Limited                    COMMON STOCK  453258402   2,558,858     33,550  SH         (b) Shared    1    (a) Sole
Instinet Group Incorporated     COMMON STOCK  457750107  24,480,599  4,811,344  SH         (a) Sole           (a) Sole
Instinet Group Incorporated     COMMON STOCK  457750107   2,972,493    584,205  SH         (b) Shared    1    (a) Sole
Internet Security
 Systems, Inc.                  COMMON STOCK  46060X107  12,492,000    450,000  SH         (a) Sole           (a) Sole
KeySpan Corporation             COMMON STOCK  49337W100  24,922,612    605,800  SH         (a) Sole           (a) Sole
KeySpan Corporation             COMMON STOCK  49337W100     789,888     19,200  SH         (b) Shared    1    (a) Sole
Kinder Morgan, Inc.             COMMON STOCK  49455P101  53,571,010    510,930  SH         (a) Sole           (a) Sole
Kinder Morgan, Inc.             COMMON STOCK  49455P101   4,109,596     39,195  SH         (b) Shared    1    (a) Sole
Scania AB                       COMMON STOCK   5038943    6,738,536    113,000  SH         (a) Sole           (a) Sole
Scania AB                       COMMON STOCK   5038943      715,597     12,000  SH         (b) Shared    1    (a) Sole
Endesa, S.A.                    COMMON STOCK   5271782   12,788,489    300,600  SH         (a) Sole           (a) Sole
Endesa, S.A.                    COMMON STOCK   5271782    1,038,054     24,400  SH         (b) Shared    1    (a) Sole
Liberty Media - Interactive A   COMMON STOCK  53071M104   3,973,081    194,950  SH         (a) Sole           (a) Sole
Liberty Media Holdings -
 Cap.Series A                   COMMON STOCK  53071M302   3,258,394     38,990  SH         (a) Sole           (a) Sole
Lin TV Corp.                    COMMON STOCK  532774106   6,544,536    841,200  SH         (a) Sole           (a) Sole
Lin TV Corp.                    COMMON STOCK  532774106     867,859    111,550  SH         (b) Shared    1    (a) Sole
Lucent Technologies, Inc.       COMMON STOCK  549463107  20,550,816  8,782,400  SH         (a) Sole           (a) Sole
Lucent Technologies, Inc.       COMMON STOCK  549463107   2,595,294  1,109,100  SH         (b) Shared    1    (a) Sole
MRO Software, Inc.              COMMON STOCK  55347W105     292,638     11,400  SH         (a) Sole           (a) Sole
MRO Software, Inc.              COMMON STOCK  55347W105   2,017,662     78,600  SH         (b) Shared    1    (a) Sole
SanPaolo IMI S.p.A.             COMMON STOCK   5556575   25,693,251  1,218,178  SH         (a) Sole           (a) Sole
SanPaolo IMI S.p.A.             COMMON STOCK   5556575    2,041,661     96,800  SH         (b) Shared    1    (a) Sole
Maverick Tube Corporation       COMMON STOCK  577914104  32,906,087    507,575  SH         (a) Sole           (a) Sole
Maverick Tube Corporation       COMMON STOCK  577914104   3,314,434     51,125  SH         (b) Shared    1    (a) Sole
Portugal Telecom, SGPS,S.A.     COMMON STOCK   5817186   17,051,263  1,365,157  SH         (a) Sole           (a) Sole
Portugal Telecom, SGPS,S.A.     COMMON STOCK   5817186    2,047,253    163,907  SH         (b) Shared    1    (a) Sole
Mercury Interactive
 Corporation                    COMMON STOCK  589405109  42,146,387    817,900  SH         (a) Sole           (a) Sole
Mercury Interactive
 Corporation                    COMMON STOCK  589405109   3,607,100     70,000  SH         (b) Shared    1    (a) Sole
Michaels Stores, Inc.           COMMON STOCK  594087108  27,961,388    642,200  SH         (a) Sole           (a) Sole
Michaels Stores, Inc.           COMMON STOCK  594087108   2,525,320     58,000  SH         (b) Shared    1    (a) Sole
Serono SA                       COMMON STOCK   5981070   41,773,186     48,366  SH         (a) Sole           (a) Sole
Serono SA                       COMMON STOCK   5981070    3,778,640      4,375  SH         (b) Shared    1    (a) Sole
NS Group, Inc.                  COMMON STOCK  628916108  28,850,622    446,950  SH         (a) Sole           (a) Sole
NS Group, Inc.                  COMMON STOCK  628916108   2,565,862     39,750  SH         (b) Shared    1    (a) Sole
NYSE Group Inc.                 COMMON STOCK  62949W103   3,093,682     42,200  SH         (a) Sole           (a) Sole
NYSE Group Inc.                 COMMON STOCK  62949W103   2,598,839     35,450  SH         (b) Shared    1    (a) Sole
NextWave Telecom,  Inc.
 Class B Escrow                 COMMON STOCK  653ESC996      20,000     20,000  SH         (b) Shared    1    (a) Sole
North Fork
 Bancorporation, Inc.           COMMON STOCK  659424105  41,293,152  1,441,800  SH         (a) Sole           (a) Sole
North Fork
 Bancorporation, Inc.           COMMON STOCK  659424105   2,637,744     92,100  SH         (b) Shared    1    (a) Sole
Pan Pacific Retail
 Properties, Inc.               COMMON STOCK  69806L104  24,456,666    352,300  SH         (a) Sole           (a) Sole
Pan Pacific Retail
 Properties, Inc.               COMMON STOCK  69806L104   2,027,064     29,200  SH         (b) Shared    1    (a) Sole
Euronext NV                     COMMON STOCK   7153770   26,964,109    277,419  SH         (a) Sole           (a) Sole
Euronext NV                     COMMON STOCK   7153770    2,075,142     21,350  SH         (b) Shared    1    (a) Sole
PETCO Animal Supplies, Inc.     COMMON STOCK  716016209  35,792,840  1,249,750  SH         (a) Sole           (a) Sole
PETCO Animal Supplies, Inc.     COMMON STOCK  716016209   2,670,680     93,250  SH         (b) Shared    1    (a) Sole
Price Communications
 Corporation                    COMMON STOCK  741437305  86,199,551  4,466,298  SH         (a) Sole           (a) Sole
Price Communications
 Corporation                    COMMON STOCK  741437305   8,898,207    461,047  SH         (b) Shared    1    (a) Sole
Public Service Enterprise
 Group Inc.                     COMMON STOCK  744573106  22,970,726    375,400  SH         (a) Sole           (a) Sole
Public Service Enterprise
 Group Inc.                     COMMON STOCK  744573106   3,035,024     49,600  SH         (b) Shared    1    (a) Sole
Reckson Associates
 Realty Corporation             COMMON STOCK  75621K106  34,754,071    812,011  SH         (a) Sole           (a) Sole
Reckson Associates
 Realty Corporation             COMMON STOCK  75621K106   2,542,320     59,400  SH         (b) Shared    1    (a) Sole
The Reynolds and
 Reynolds Company               COMMON STOCK  761695105   1,236,663     31,300  SH         (a) Sole           (a) Sole
Saxon Capital Inc.              COMMON STOCK  80556T106  25,198,992  1,794,800  SH         (a) Sole           (a) Sole
Saxon Capital Inc.              COMMON STOCK  80556T106   2,128,801    151,624  SH         (b) Shared    1    (a) Sole
Serono SA ADR                   COMMON STOCK  81752M101   3,247,676    151,125  SH         (a) Sole           (a) Sole
Serono SA ADR                   COMMON STOCK  81752M101     373,389     17,375  SH         (b) Shared    1    (a) Sole
Stone Energy Corporation        COMMON STOCK  861642106  25,271,664    624,300  SH         (a) Sole           (a) Sole
Stone Energy Corporation        COMMON STOCK  861642106   1,849,936     45,700  SH         (b) Shared    1    (a) Sole
Symbol Technologies, Inc.       COMMON STOCK  871508107   1,303,222     87,700  SH         (a) Sole           (a) Sole
Symbol Technologies, Inc.       COMMON STOCK  871508107   1,037,228     69,800  SH         (b) Shared    1    (a) Sole
Texas Regional
 Bancshares, Inc.               COMMON STOCK  882673106  28,145,861    732,012  SH         (a) Sole           (a) Sole
Texas Regional
 Bancshares, Inc.               COMMON STOCK  882673106   2,030,160     52,800  SH         (b) Shared    1    (a) Sole
Trizec Canada, Inc.             COMMON STOCK  896874104   9,195,817    297,500  SH         (a) Sole           (a) Sole
Trizec Canada, Inc.             COMMON STOCK  896874104   3,409,407    110,300  SH         (b) Shared    1    (a) Sole
Trizec Properties, Inc.         COMMON STOCK  89687P107  28,395,402    982,200  SH         (a) Sole           (a) Sole
Trizec Properties, Inc.         COMMON STOCK  89687P107      52,038      1,800  SH         (b) Shared    1    (a) Sole
Tronox Incorporated Class B     COMMON STOCK  897051207     191,550     15,000  SH         (b) Shared    1    (a) Sole
Univision Communications Inc.   COMMON STOCK  914906102  46,281,735  1,347,750  SH         (a) Sole           (a) Sole
Univision Communications Inc.   COMMON STOCK  914906102   4,376,633    127,450  SH         (b) Shared    1    (a) Sole
Veritas DGC Inc.                COMMON STOCK  92343P107  49,569,042    753,100  SH         (a) Sole           (a) Sole
Veritas DGC Inc.                COMMON STOCK  92343P107   3,165,942     48,100  SH         (b) Shared    1    (a) Sole
WebMD Health Corp.              COMMON STOCK  94770V102   1,866,379     54,350  SH         (a) Sole           (a) Sole
WebMD Health Corp.              COMMON STOCK  94770V102      48,076      1,400  SH         (b) Shared    1    (a) Sole
PagesJaunes SA                  COMMON STOCK   B01N3F3   15,315,742    539,203  SH         (a) Sole           (a) Sole
PagesJaunes SA                  COMMON STOCK   B01N3F3    1,669,469     58,775  SH         (b) Shared    1    (a) Sole

Fixed Income
CORPORATE BONDS
Brookstone, Inc. secured note    CORPORATE    114535AB3   4,366,625  4,825,000  PRN        (a) Sole           (a) Sole
12.000% Due 10-15-12               BONDS
Energy Partners note             CORPORATE    29270UAC9   1,545,000  1,500,000  PRN        (a) Sole           (a) Sole
8.750% Due 08-01-10                BONDS
Toys R US note                   CORPORATE    892335AK6   7,061,975  8,665,000  PRN        (a) Sole           (a) Sole
7.875% Due 04-15-13                BONDS
Toys R US note                   CORPORATE    892335AK6     680,525    835,000  PRN        (b) Shared    1    (a) Sole
7.875% Due 04-15-13                BONDS

PUTS
iShares DJ Real Est.Indx
 Oct.80 put                         PUTS        iyl.vb       72,247        247       PUT   (a) Sole           (a) Sole
iShares DJ Real Est.Indx
 Oct.80 put                         PUTS        iyl.vb      101,790        348       PUT   (a) Sole           (a) Sole
iShares DJ Real Est.Indx
 Oct.80 put                         PUTS        iyl.vb        6,727         23       PUT   (b) Shared    1    (a) Sole
iShares DJ Real Est.Indx
 Oct.80 put                         PUTS        iyl.vb        7,897         27       PUT   (b) Shared    1    (a) Sole
Pilgrim's Pride Oct.20 put          PUTS        ppc.vd        5,245      1,049       PUT   (a) Sole           (a) Sole
Pilgrim's Pride Oct.20 put          PUTS        ppc.vd          505        101       PUT   (b) Shared    1    (a) Sole
Pilgrim's Pride
 Oct 22-1/2 put                     PUTS        ppc.vx        1,500        150       PUT   (a) Sole           (a) Sole
Retail HOLDRS Oct.110 put           PUTS        rzh.vb       84,175         65       PUT   (a) Sole           (a) Sole
Retail HOLDRS Oct.110 put           PUTS        rzh.vb        6,475          5       PUT   (b) Shared    1    (a) Sole
Semiconductor HOLDRs Trust
 Nov.32-1/2 put                     PUTS        smh.wz       61,035        939       PUT   (a) Sole           (a) Sole
Semiconductor HOLDRs Trust
 Nov.32-1/2 put                     PUTS        smh.wz        3,965         61       PUT   (b) Shared    1    (a) Sole
Tyson Foods Oct.12-1/2 put          PUTS        tsn.vv       18,235      3,647       PUT   (a) Sole           (a) Sole
Tyson Foods Oct.12-1/2 put          PUTS        tsn.vv        1,765        353       PUT   (b) Shared    1    (a) Sole
Enrgy Slct Sctr SPDR Fund
 Oct.60 put                         PUTS        xbt.vh       47,815         73       PUT   (a) Sole           (a) Sole
Energy Slct Sctr SPDR Fund
 Oct.60 put                         PUTS        xbt.vh       60,915         93       PUT   (a) Sole           (a) Sole
Enrgy Slct Sctr SPDR Fund
 Oct.60 put                         PUTS        xbt.vh        4,585          7       PUT   (b) Shared    1    (a) Sole
Utilities Selct Sctr SPDR
 Oct.36 put                         PUTS        xlu.vj      789,750      3,900       PUT   (a) Sole           (a) Sole
AMEX Natural Gas Index
 Oct.460 put                        PUTS        xnz.vl      447,981         93       PUT   (a) Sole           (a) Sole
AMEX Natural Gas Index
 Oct.460 put                        PUTS        xnz.vl       67,438         14       PUT   (b) Shared    1    (a) Sole

TOTAL                                                 1,616,901,452